REGULATORY MATTERS - Union Gas Limited (Narrative) (Details) - Union Gas Limited	12 Months Ended
Dec. 31, 2018
Public Utilities, General Disclosures [Line Items]
Term of incentive regulation framework	5 years
Return on common equity (as a percent)	8.93%
Fully retained
Public Utilities, General Disclosures [Line Items]
Return on common equity (as a percent)	9.93%
50% of any earnings
Public Utilities, General Disclosures [Line Items]
Earnings allowed to be retained under earnings sharing mechanism (as a percent)	50.00%
50% of any earnings | Minimum
Public Utilities, General Disclosures [Line Items]
Return on common equity (as a percent)	9.93%
50% of any earnings | Maximum
Public Utilities, General Disclosures [Line Items]
Return on common equity (as a percent)	10.93%
90% of any earnings
Public Utilities, General Disclosures [Line Items]
Return on common equity (as a percent)	10.93%
Earnings allowed to be retained under earnings sharing mechanism (as a percent)	90.00%